Financial Instruments - Maximum level of exposure to credit risk (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Maximum exposure to credit risk	€ 2,127	€ 2,472
Non-current financial assets.
Credit risk
Maximum exposure to credit risk	512	490
Other current financial assets [member]
Credit risk
Maximum exposure to credit risk	36	244
Contractual assets
Credit risk
Maximum exposure to credit risk	83	36
Trade receivables
Credit risk
Maximum exposure to credit risk	651	705
Other receivables
Credit risk
Maximum exposure to credit risk	20	17
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	825	980
Receivables and contractual assets
Credit risk
Maximum exposure to credit risk	734	741
Receivables and contractual assets | Spain
Credit risk
Maximum exposure to credit risk	65	60
Receivables and contractual assets | Rest of European Union
Credit risk
Maximum exposure to credit risk	88	116
Receivables and contractual assets | United States of America
Credit risk
Maximum exposure to credit risk	38	46
Receivables and contractual assets | Other European countries
Credit risk
Maximum exposure to credit risk	151	92
Receivables and contractual assets | Other regions
Credit risk
Maximum exposure to credit risk	€ 392	€ 427